Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 685,000
Previously Paid Amount	0.00
Total Fee Amount	94.60
Total Offset Amount	0.00
Net Fee	94.60
Narrative - Max Aggregate Offering Price	$ 685,000
Final Prospectus	true